Basis of Presentation and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Note 2 — Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and include the accounts of Mobix Labs, Inc. and its subsidiaries. The Company’s fiscal year ends on September 30. Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the year ended September 30, 2025 and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The September 30, 2025 consolidated balance sheet was derived from the Company’s audited financial statements. These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company’s condensed consolidated financial position as of June 30, 2026 and its condensed consolidated results of operations and cash flows for the periods ended June 30, 2026 and 2025. The condensed consolidated results of operations for the three months and nine months ended June 30, 2026 are not necessarily indicative of the results to be expected for the fiscal year ending September 30, 2026 or for any other future annual or interim period.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified for consistency with the current year presentation.

Use of Estimates

The preparation of the Company’s condensed consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of certain assets and liabilities; the reported amounts of net revenue and expenses for the periods covered and certain amounts disclosed in the notes to the condensed consolidated financial statements. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could differ materially from those estimates and assumptions. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

●	valuation of stock-based compensation awards;
●	impairment assessments of goodwill and long-lived assets;
●	measurement of liabilities carried at fair value, including the earnout liability, liability-classified warrants, bifurcated derivatives, and certain debt instruments; and,
●	provisions for income taxes and related valuation allowances and tax uncertainties.

Significant Accounting Policies

A summary of the Company’s significant accounting policies is included in its Annual Report on Form 10-K for the year ended September 30, 2025, filed with the Securities and Exchange Commission on January 13, 2026. There have been no significant changes to these policies during the nine months ended June 30, 2026, aside from those outlined below.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815. The Company values its derivatives using the Black-Scholes option-pricing model or other acceptable valuation models, as applicable, with the assistance of valuation specialists. Derivative instruments accounted for as liabilities are valued at inception and subsequent valuation dates for each reporting period the derivative instrument remains outstanding. The classification of derivative instruments, including whether such instruments should be recorded as liabilities, is reassessed at each reporting period.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets, consisting of property and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company regularly reviews its operating performance for indicators of impairment. Factors considered important that could trigger an impairment review include a significant underperformance relative to expected historical or projected future operating results, or a significant change in the manner of the use of the assets. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows attributable to such assets including any cash flows upon their eventual disposition to their carrying value. If the carrying value of the assets exceeds the forecasted undiscounted cash flows, then the assets are written down to their fair value. The Company did not recognize any impairment losses for the three and nine months ended June 30, 2026. The Company recognized impairment losses of $725 for the three months and nine months ended June 30, 2025. See Note 8, Leases.

Goodwill

Goodwill represents the excess of the fair value of purchase consideration of an acquired business over the fair value of the identifiable net assets acquired. Goodwill is not amortized but is tested for impairment at a reporting unit level on an annual basis on July 31, or more frequently if circumstances change or an event occurs that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company did not recognize any goodwill impairment losses for the three and nine months ended June 30, 2026 and 2025. There were no changes in the carrying amount of goodwill during the three and nine months ended June 30, 2026 and 2025.

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The Merger was accounted for as a reverse recapitalization of the Company because Legacy Mobix has been determined to be the accounting acquirer under ASC Topic 805 – Business Combinations. Under this method of accounting, Chavant is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on holders of Legacy Mobix capital stock comprising a relative majority of the voting power of the Company upon consummation of the Merger and having the ability to nominate the majority of the governing body of the Company, Legacy Mobix senior management comprising the senior management of the Company, and Legacy Mobix operations comprising the ongoing operations of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy Mobix with the Merger being treated as the equivalent of Legacy Mobix issuing shares for the net assets of Chavant, accompanied by a recapitalization. The net assets of Chavant were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Legacy Mobix and the accumulated deficit of Legacy Mobix has been carried forward after Closing. All issued and outstanding securities of Chavant upon Closing were treated as issuances of securities of the Company upon the consummation of the Merger.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Mobix Labs, Inc. and its subsidiaries. The Company’s fiscal year ends on September 30.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified for consistency with the current year presentation.

Use of Estimates

The preparation of the Company’s consolidated financial statements requires the Company to make estimates and assumptions that affect the reported amounts of certain assets and liabilities; the reported amounts of net revenue and expenses for the periods covered and certain amounts disclosed in the notes to the consolidated financial statements. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could differ materially from those estimates and assumptions. Areas requiring significant estimates and assumptions by the Company include, but are not limited to:

●	valuation of stock-based compensation and equity-based awards;

●	valuation of common stock for periods prior to the Merger;

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

●	impairment assessments of goodwill and long-lived assets;

●	measurement of liabilities carried at fair value, including the earnout liability, the PIPE make-whole liability and liability-classified warrants;

●	purchase price allocations and valuations of net assets acquired in business combinations; and,

●	provisions for income taxes and related valuation allowances and tax uncertainties.

Cash

As of September 30, 2025 and 2024, the Company’s cash balance consisted of demand deposits held at large financial institutions. The Company considers all highly liquid investments with a maturity of three months or less to be cash equivalents. The Company had no cash equivalents as of September 30, 2025 or 2024. The amount of deposits maintained at any financial institution may exceed federally insured limits. The Company places its cash with high credit quality financial institutions and has not experienced any losses on its deposits of cash.

Accounts Receivable, net

Accounts receivable are recorded at the invoiced amount and do not bear interest. For trade accounts receivable from customers, the Company performs ongoing credit evaluations of its customers and maintains an allowance for expected credit losses. The allowance for expected credit losses represents the Company’s best estimate based on current and historical information, and reasonable and supportable forecasts of future events and circumstances. Accounts receivable deemed uncollectible are charged against the allowance for expected credit losses when identified. The allowance for expected credit losses as of September 30, 2025 and 2024 and bad debt expense for the years ended September 30, 2025 and 2024 were not material.

Inventory

Inventory is stated at the lower of cost, determined on a first-in, first-out basis, or net realizable value. Inventory costs consist of purchased materials, outside manufacturing costs, inbound freight and receiving costs, and capitalized overhead. The Company records an inventory reserve for losses associated with excess and obsolete items, based on available information and the Company’s current expectations of future demand, product obsolescence and market conditions. Any provision for excess and obsolete inventory is charged to cost of revenue and is a permanent reduction of the carrying value of inventory. The reserve for excess and obsolete inventory as of September 30, 2025 and 2024 and write-downs of obsolete inventory for the years ended September 30, 2025 and 2024 were not material.

Property and equipment, net

The Company’s property and equipment primarily consists of laboratory equipment, computer hardware, equipment, furniture and fixtures and leasehold improvements. Property and equipment are recorded at cost less accumulated depreciation and any accumulated impairment losses. Depreciation and amortization are computed using the straight-line method over the assets’ estimated useful lives. Major improvements are capitalized, while routine maintenance and repairs which do not significantly improve or extend the useful life of an asset are expensed when incurred. Upon the sale or retirement of assets, costs and the related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. See Note 6, Property and Equipment, net.

Intangible Assets, net

The Company’s intangible assets principally consist of acquired developed technology and customer relationships and have finite lives ranging from one to fifteen years. The Company amortizes intangible assets over their useful lives on a straight-line basis, which the Company believes approximates the pattern in which the economic benefits of the intangible assets are expected to be utilized. To the extent that an acquired developed technology is incorporated in, or used to produce, a product the Company currently produces and sells, the related amortization expense is included in cost of revenue in the consolidated statements of operations and comprehensive loss. Amortization expense on other acquisition-related intangible assets is included in operating expenses.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Impairment of Long-Lived Assets

The Company reviews its long-lived assets, consisting of property and equipment and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company regularly reviews its operating performance for indicators of impairment. Factors considered important that could trigger an impairment review include a significant underperformance relative to expected historical or projected future operating results, or a significant change in the manner of the use of the assets. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows attributable to such assets including any cash flows upon their eventual disposition to their carrying value. If the carrying value of the assets exceeds the forecasted undiscounted cash flows, then the assets are written down to their fair value. The Company recognized impairment losses on long-lived assets of $725 and $1,333, respectively, for the years ended September 30, 2025 and 2024. See Note 7, Intangible Assets, net and Note 11, Leases.

Goodwill

Goodwill represents the excess of the fair value of purchase consideration of an acquired business over the fair value of the identifiable net assets acquired. Goodwill is not amortized but is tested for impairment at a reporting unit level on an annual basis on July 31, or more frequently if circumstances change or an event occurs that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Significant judgment may be required when goodwill is assessed for impairment. Qualitative factors may be assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the assessment of all relevant qualitative factors indicates that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, a quantitative goodwill impairment test is not necessary. If the assessment of all relevant qualitative factors indicates that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Company will perform a quantitative goodwill impairment test. The quantitative impairment test for goodwill consists of a comparison of the fair value of a reporting unit with its carrying value, including the goodwill allocated to that reporting unit. If the carrying value of a reporting unit exceeds its fair value, the Company will recognize an impairment loss equal to the amount of the excess, limited to the amount of goodwill allocated to that reporting unit. Application of the impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units and the determination of fair value of each reporting unit. The Company performed its annual qualitative impairment test and determined it was not more likely than not that the fair value of its reporting unit was less than its carrying amount. The Company did not record any goodwill impairment losses for the years ended September 30, 2025 and 2024.

Business Combinations

The Company allocates the purchase price of an acquisition to the tangible assets acquired, liabilities assumed, and intangible assets acquired, based on their estimated fair values. The excess of the purchase price over the fair values of the net assets acquired is recorded as goodwill.

Accounting for business combinations requires that management make significant estimates and assumptions to determine the fair value of assets acquired and liabilities assumed at the acquisition date. Although management believes the assumptions and estimates to be reasonable and appropriate, they are inherently uncertain. Critical estimates in valuing certain acquired assets may include, but are not limited to, expected future cash flows including revenue growth rate assumptions from product sales, customer contracts and acquired technologies, expected costs to develop acquired technology into commercially viable products, estimated cash flows from the projects when completed, including assumptions associated with the technology migration curve and expected selling, general and administrative costs. The discount rates used to discount expected future cash flows to present value are typically derived from a weighted-average cost of capital analysis and are adjusted to reflect inherent risks. Unanticipated events and circumstances may occur that could affect either the accuracy or validity of such assumptions, estimates or actual results.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Company uses a three-tiered hierarchy for inputs used in measuring fair value that emphasizes the use of observable inputs over the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are market participant assumptions based on market data obtained from sources independent of the Company. Unobservable inputs are the Company’s own assumptions of what market participants would use in pricing an asset or liability based on the best information available in the circumstances. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

As a basis for considering such assumptions, a three-tier hierarchy is used in management’s determination of fair value based on the reliability and observability of inputs as follows:

Level 1 — Observable inputs that include quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

The Company’s non-financial assets, including property and equipment, intangible assets and goodwill, are measured at estimated fair value on a nonrecurring basis. These assets are adjusted to fair value only when an impairment is recognized, or in the event an asset is held for sale.

Fair Value of Common Stock

The Company determines the fair value of shares of its common stock by reference to quoted market prices. Prior to the Closing, there was no public market for the Company’s common stock, and the Company determined the fair value of shares of its common stock considering a number of objective and subjective factors, including: third-party valuations of its common stock, the valuation of comparable companies, sales of the Company’s common stock to outside investors in arms-length transactions, the Company’s forecasted financial performance, operational developments and milestones, the lack of marketability, the likelihood of achieving a liquidity event and the general and industry specific economic outlook.

Classification of Warrants

The Company accounts for warrants to purchase its common stock as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the liability classification requirements pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted when warrants are issued or modified and as of each subsequent period end date while the warrants are outstanding.

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented using the two-class method required for participating securities. Under the two-class method, net loss is attributed to the Class A and Class B Common Stock and other participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. For a period in which the Company reports a net loss, diluted net loss per share is similar to basic net loss per share because potentially dilutive common shares are not assumed to have been issued if their effect is antidilutive. See Note 18, Net Loss Per Share.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Stock-Based Compensation

Stock-based compensation awards principally consist of restricted stock units (“RSUs”) or restricted stock awards (“RSAs”). RSUs entitle the holder to receive a number of shares of the Company’s Class A Common Stock, subject to service-based vesting conditions or, in some cases, other conditions. RSAs consist of shares of the Company’s common stock which are contingently returnable to the Company (i.e., subject to “clawback”) in the event that specified service-based vesting conditions or other conditions are not met. The Company establishes the fair value of each RSU or RSA based on the grant-date fair value of the underlying shares of its common stock. The Company recognizes stock-based compensation expense for RSUs and RSAs over the requisite service period, as applicable, or upon determination that the satisfaction of performance-based conditions is probable.

Stock-based compensation awards also include stock option awards. The Company estimates the fair value of stock option awards using the Black-Scholes-Merton (“Black-Scholes”) option-pricing model. The fair value of each stock option award is recognized as compensation expense on a straight-line basis over the requisite service period, which is typically four years. The Black-Scholes model considers several variables and assumptions in estimating the fair value of stock-based awards. These variables include:

●	the per share fair value of the underlying common stock;

●	the exercise price;

●	the risk-free interest rate;

●	the expected term;

●	expected stock price volatility over the expected term; and,

●	the expected annual dividend yield.

The expected term represents the period over which the stock-based award is expected to remain outstanding and is estimated based on historical experience of similar awards, vesting schedules and expectations of future employee behavior. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon issues similar in duration to the expected term of the stock-based award. Because there is a limited trading history for the Class A Common Stock, the Company estimates expected stock price volatility based on the historical price volatility of its common stock as well as the historical stock price volatility of similar publicly traded peer companies. The Company estimates the expected annual dividend yield will be zero because the Company does not currently expect to declare dividends on its common stock.

The Company has elected to account for forfeitures as they occur and initially records stock-based compensation expense assuming all holders of RSUs, RSAs or stock option awards will complete the requisite service period. If the holder forfeits an award because they fail to complete the requisite service period, the Company reverses any previously recognized stock-based compensation expense in the period the award is forfeited.

Comprehensive Loss

Comprehensive loss includes the Company’s net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with stockholders. There were no differences between the Company’s net loss and comprehensive loss for the years ended September 30, 2025 and 2024.

Revenue Recognition

The Company accounts for revenue from contracts with customers in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The Company derives its revenues primarily from product sales to equipment manufacturers. The Company recognizes product revenue when it satisfies performance obligations under the terms of its contracts and upon transfer of control when title transfers (either upon shipment to or receipt by the customer, as determined by the terms of the contract) net of accruals for estimated sales returns and allowances. Such sales returns and allowances were not material for the years ended September 30, 2025 and 2024.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The Company also derives revenue from engineering services. Contracts with customers generally contain a single distinct performance obligation, to provide research or design services for products based on the customer’s specifications. The Company recognizes services revenue over time as the services are delivered on an input basis, using costs incurred as the measure of progress.

The Company does not have material variable consideration, and the Company’s revenue arrangements do not contain significant financing components. Payment terms are principally net 30 days to net 45 days.

The Company generally offers a limited warranty to customers covering a period of twelve months which obligates the Company to repair or replace defective products. The warranty is not sold separately and does not represent a separate performance obligation. Therefore, the Company accounts for such warranties under ASC Topic 460, Guarantees, and the estimated costs of warranty claims are accrued as cost of revenue in the period the related revenue is recorded. The Company accrues for warranty and indemnification issues if a loss is probable and can be reasonably estimated. Warranty and indemnification expenses have historically been insignificant.

The Company includes shipping and handling fees billed to customers as part of net revenue. The Company includes shipping and handling costs associated with outbound freight in cost of revenue. Sales and other taxes the Company collects, if any, are excluded from revenue.

There were no significant contract assets recorded on the consolidated balance sheets as of September 30, 2025 or 2024. In some instances, the Company receives a partial payment of the sales price from the customer at the time an order is placed. Any such prepayments are recorded as a liability included in “Accrued expenses and other current liabilities” on the consolidated balance sheets and are recognized in net revenue when the Company satisfies the related performance obligations, typically as products are shipped. All incremental customer contract acquisition costs are expensed as incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

Cost of Revenue

Cost of product revenue consists of materials, direct labor, contract manufacturing services, inbound freight, amortization of acquired developed technology, inventory obsolescence charges and other product-related costs. Cost of product revenue also includes overhead costs for the manufacture or sourcing of products, including facility costs and depreciation. Cost of services revenue principally consists of employee compensation and benefits of employees engaged in the delivery of engineering services, along with any related materials, equipment, supplies or other costs to perform a contract.

Advertising Expense

Advertising costs include spending for items such as marketing and promotional items, trade shows, sponsorships, and other programs. The Company expenses advertising costs as incurred. Advertising expenses were $31 and $91 for the years ended September 30, 2025 and 2024, respectively.

Research and Development Expense

Research and development expenses consist of costs incurred to perform product design and development activities, including employee compensation and benefits (including stock-based compensation), outside services, design tools, supplies, facility costs, depreciation and amortization of acquired developed technology. The Company expenses all research and development costs as incurred.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Selling, General and Administrative Expense

Selling, general and administrative expenses consist of employee compensation and benefits (including stock-based compensation) of executive and administrative staff including human resources, accounting, information technology, sales and marketing, outside professional and legal fees, insurance, advertising and promotional programs, travel and entertainment, and facility costs.

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The effect on deferred tax assets and liabilities of a change in tax laws is recognized in the results of operations in the period the new laws are enacted. The Company establishes a valuation allowance when necessary to reduce the carrying amount of its deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. In evaluating the Company’s ability to realize deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on the level of historical losses, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes liabilities for uncertain tax positions based on a two-step process regarding recognition and measurement. The Company recognizes a tax benefit only if it is more likely than not the tax position will be sustained on examination by the local taxing authorities based on the technical merits of the position. Then the Company measures the tax benefits recognized in the financial statements from such positions based on the largest amount that is greater than 50% likely to be realized upon ultimate settlement with the related tax authority. Subsequent changes in recognition or measurement are reflected in the period in which the change in judgment occurs based on new information not previously available.

Accounting Pronouncements Recently Adopted

The Company is an “emerging growth company,” as defined in the Securities Act. Under the Jumpstart Our Business Startups Act of 2012, an emerging growth company has the option to adopt new or revised accounting guidance either (i) within the same periods as otherwise applicable to public business entities, or (ii) within the same time periods as non-public business entities, including early adoption when permissible. With the exception of accounting guidance the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time periods as non-public business entities.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The disclosures required under ASU 2023-07 are also required for public entities with a single reportable segment. The Company adopted ASU 2023-07 for its fiscal year ended September 30, 2025, with no material impact on its financial position or results of operations. See Note 20, Segment Information.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for the Company’s fiscal year beginning October 1, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. The Company does not expect adoption of ASU 2023-09 will have a material impact on its financial position or results of operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires disclosure in the notes to the financial statements of specified information about certain costs and expenses. The ASU is effective for the Company’s fiscal year beginning October 1, 2027, and for interim periods within the Company’s fiscal year beginning October 1, 2028, with early adoption permitted. The Company is currently evaluating the ASU to determine the impact it will have on the Company’s financial statements and related disclosures.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)